Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000212989 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000212989 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.33%
C000212989 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	83.02%
C000212989 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.48%
C000212989 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.24%
C000212989 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000212989 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000212989 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
C000212989 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000212989 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000212989 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000212989 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000212989 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000212989 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000212988 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000212988 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.33%
C000212988 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	83.02%
C000212988 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.48%
C000212988 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.24%
C000212988 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000212988 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000212988 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
C000212988 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000212988 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000212988 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000212988 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000212988 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000212988 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006359 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000006359 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.92%
C000006359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006359 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
C000006359 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000006359 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000006359 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006359 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006359 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006359 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006359 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000006361 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000006361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.92%
C000006361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006361 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
C000006361 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000006361 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000006361 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006361 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006361 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006361 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006361 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000006362 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000006362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.92%
C000006362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006362 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
C000006362 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000006362 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000006362 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006362 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006362 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006362 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006362 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000006363 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000006363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.92%
C000006363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006363 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
C000006363 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000006363 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000006363 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006363 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006363 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006363 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006363 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000190626 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000190626 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.92%
C000190626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000190626 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.85%
C000190626 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000190626 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000190626 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190626 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000190626 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000190626 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000190626 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%